Cover	12 Months Ended
Sep. 30, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	China Distance Education Holdings Limited
Entity Central Index Key	0001438644
Current Fiscal Year End Date	--09-30
Entity File Number	001-34122
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 18th Floor, Xueyuan International Tower
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100083
Entity Common Stock, Shares Outstanding	135,320,433
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares, par value $0.0001 per share
Trading Symbol	DL
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Transition Report	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o 18th Floor, Xueyuan International Tower
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100083
Contact Personnel Name	Mr. Zhengdong Zhu
City Area Code	+86
Local Phone Number	10-8231-9999